Income Taxes	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Income Taxes
Note 11. Income Taxes
The Company’s provision for income taxes for the three and six months ended June 30, 2023 and June 30, 2022, related to immaterial current state taxes in California and Texas. The Company’s 0% effective tax rate for all periods was lower than the federal statutory rate of 21% due to the Company’s full U.S. federal and state valuation allowance.
The Company is subject to income tax examinations by the U.S. federal and state tax authorities. There were no ongoing income tax examinations as of June 30, 2023. In general, tax years 2011 and forward remain open to audit for U.S. federal and state income tax purposes.

Note 14. Income Taxes
The provision for income taxes for the years ended December 31, 2022 and 2021 consist of current state taxes of $0.005 million and $0.007 million, respectively. Income taxes in the consolidated financial statements have been calculated on a separate tax return basis.

The following table presents the principal reasons for the difference between the effective tax rate and the federal statutory income tax rate
(in thousands)
:

	December 31,
	2022		2021
	$	%	$	%
Pretax loss	$(15,616)	21%	$(7,600)	21%
State tax benefit	(2,575)	3%	(2,251)	6%
Foreign tax difference	8,085	(11)%	787	(2)%
Transaction costs	871	(1)%	646	(2)%
Permanent difference	556	(1)%	193	(1)%
PPP loan forgiveness	—	0%	(154)	0%
Change in valuation allowance	8,717	(12)%	8,369	(23)%
Other	(38)	0%	10	(0)%

Effective Income tax expense	$0	0.00%	$0	(0)%

Significant components of deferred tax assets and liabilities are as follows
(in thousands)
:

	Year Ended December 31,

	2022	2021
Deferred tax assets:
Book to tax depreciation differences	$773	$545
Accrued expenses and reserves	1,254	1,415
Stock compensation	274	267
Intercompany interest	1,010	—
Net operating loss carryforwards	57,825	50,158
Operating lease liabilities	340	—
Other	165	165

Total deferred tax assets	$61,641	$52,550
Valuation allowance	61,031	52,314

Total deferred tax assets, net	$610	$236

Deferred tax liabilities:
Operating lease right of use assets	(338)	—
Prepaid expenses	(272)	(236)

Total deferred tax liabilities, net	$(610)	$(236)

Total deferred tax assets (liabilities), net	$—	$—

As of December 31, 2022, the Company has approximately $41.6 million of tax-effected
federal net operating loss (“NOL”) carryforwards, and $16.3 million of California NOL carryforwards, which will begin to expire in 2031. The described carryforwards are included in the Company’s calculation of its deferred tax asset; however, realization of the deferred tax asset is dependent on the Company generating sufficient taxable income prior to expiration of the NOL carryforwards. Also, utilization of the operating losses and tax credits may be subject to a substantial annual limitation due to the ownership change limitations provided by the Internal Revenue Code of
1986 under Section 382 and similar state provisions. As of December 31, 2022 and 2021, the Company recorded a full valuation allowance of approximately $61.0 million and $52.3 million, respectively, on the net deferred tax assets, as management does not believe it is more likely than not that the tax assets will ultimately be realized. The valuation allowance increased by $8.7 million during the year ended December 31, 2022.
Section 382 of the Internal Revenue Code, or Section 382, imposes limitations on a corporation’s ability to utilize its NOL carryforwards, if it experiences an “ownership change” as defined. In general terms, an ownership change may result from transactions increasing the ownership percentage of certain stockholders in the stock of the corporation by more than 50% over a three-year period. In the event of an ownership change, utilization of the NOL carryforwards would be subject to an annual limitation under Section 382 determined by multiplying the value of the Company’s stock at the time of the ownership change by the applicable long-term tax-exempt
rate. The Company has not completed a Section 382 study at this time; however, should a study be completed, certain NOL carryforwards may be subject to such limitations. Any future annual limitation may result in the expiration of NOL carryforwards before utilization.
The Company recognizes the impact of a tax position in the consolidated financial statements if the tax position is more likely than not to be sustained upon examination and on the technical merits of the position. Based on the evaluation, that Company has concluded that for the years ended December 31, 2022 and 2021, there were no unrecognized tax benefits. The Company does not anticipate a significant change in unrecognized tax benefits during the next 12 months.
The Company and its subsidiaries file tax returns in the United States (federal and state). In general, tax years 2011 and forward are open for examination for U.S. federal and state income tax purposes.

Southern Airways Corporation
Income Taxes
Note 14. Income Taxes
The Company’s provision for income taxes for the three and six months ended June 30, 2023 was $2 thousand and $7 thousand, respectively. The Company’s 0% effective tax rate for both periods was lower than the federal statutory rate of 21% primarily due to the Company’s full U.S. federal and state valuation allowance. The Company’s provision for income taxes for the three and six months ended June 30, 2022 was $1 thousand and $6 thousand, respectively. The Company’s 0% effective tax rate for both periods was lower than the federal statutory rate of 21% primarily due to the Company’s full U.S. federal and state valuation allowance.
The Company is subject to income tax examinations by the U.S. federal and state tax authorities. There are no ong
o
ing income tax examinations as of June 30, 2023. Tax years 2013 and forward remain open to audit for U.S. federal income tax purposes and tax years 2016 and forward remain open for U.S. state income tax purposes.

Note 17. Income Taxes
Significant components of the provision from income taxes consist of the following: (
in thousands
)

	Year Ended December 31,
	2022	2021
Current:
Federal	$—	$—
State	10	440

Total	10	440
Deferred:
Federal	(392)	—
State	(27)	—

Total	(419)	—

Total tax expense (benefit)	$(409)	$440

The following table presents the principal reasons for the difference between the effective tax rate and the federal statutory income tax rate: (
dollars
in thousands
)

	December 31,
	2022		2021
	$	%	$	%
Provision (benefit) at statutory rate	$(1,167)	21.0%	$2,331	21.0%
State tax provision (benefit), net of federal benefit	(257)	4.6%	679	6.1%
Permanent book/tax difference	69	(1.2)%	14	0.1%
Change in valuation allowance	846	(15.2)%	(2,584)	(23.2)%
Other	100	(1.8)%	—	—

Effective income tax rate	(409)	7.4%	440	4.0%

Significant components of deferred tax assets and liabilities as of December 31, 2022 and 2021 were as follows: (
in
 thousands
)

	Year Ended December 31,
	2022	2021
Net operating loss carryforward, net of reserves	$4,680	$2,629
Capital loss carryforward	133	142
Amortization of intangibles	385	429
Accrued liabilities	244	214
Deferred revenue	227	166
Deferred rent	—	395
Lease liabilities	4,288	—
Interest carryforward	456	—
Contributions carryforward	109	—
Investment in Marianas	46	—
Other	—	9

Deferred tax assets, gross	10,568	3,984
Valuation allowance	(3,273)	(1,861)

Deferred tax assets, net of valuation allowance	7,295	2,123

Right-of-use assets	(4,027)	—
Book/tax depreciation differences	(3,268)	(2,123)

Total deferred tax liabilities	(7,295)	(2,123)

Total deferred tax assets (liabilities), net	$—	$—

As of December 31, 2022 and 2021, the Company had approximately $3.9 million and $2.3 million of federal net operating loss (“NOL”) carryforwards, respectively, and $0.8 million and $0.4 million of state NOL carryforwards, respectively, which will begin to expire in 2035. The above described carryforwards are presented on a tax effected basis and are included in the Company’s calculation of its deferred tax asset; however, realization of the deferred tax asset is dependent on generating sufficient taxable income prior to expiration of the NOL carryforwards. Also, utilization of the operating losses and tax credits may be subject to a substantial annual limitation due to the ownership change limitations provided by the Internal Revenue Code of 1986 under

Section 382 and similar state provisions. As of December 31, 2022, the Company does not believe it is more likely than not that their assets will ultimately be realized and has recorded a full valuation allowance of approximately $3.3 million on the net deferred tax assets. The valuation allowance increased by $1.4 million during the year ended December 31, 2022.
Section 382 of the Internal Revenue Code, or Section 382, imposes limitations on a corporation’s ability to utilize its NOL carryforwards if it experiences an “ownership change” as defined. In general terms, an ownership change may result from transactions increasing the ownership percentage of certain stockholders in the stock of the corporation by more than 50% over a three-year period. In the event of an ownership change, utilization of the NOL carryforwards would be subject to an annual limitation under Section 382 determined by multiplying the value of the Company’s stock at the time of the ownership change by the applicable long-term tax-exempt
rate. Management has not completed a Section 382 study as of the date of this report; however, should a study be completed, certain NOL carryforwards may be subject to such limitations. Any future annual limitation may result in the expiration of NOL carryforwards before utilization.
As of December 31, 2022 and 2021, the Company had $0.4 million of unrecognized tax benefits none of which would result in a reduction of the Company’s effective tax rate, if recognized, due to a full valuation recorded within the U.S. federal and state jurisdictions. Furthermore, in the next twelve months, it is reasonably possible that the Company’s unrecognized tax benefits could change due to the resolution of certain tax matters related to the substantiation of federal and state NOLs. These resolutions could reduce the Company’s unrecognized tax benefits by $0.4 million.
The Company is subject to income tax examinations by the U.S. federal and state tax authorities. There are no open income tax examinations as of December 31, 2022. Tax years 2013 and forward remain open to audit for U.S. federal income tax purposes and tax years 2016 and forward remain open for U.S. state income tax purposes.